Convertible Debentures - Schedule of Convertible Debentures (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Herald Investment Management Limited [Member]
Schedule of Convertible Debentures [Line Items]
Convertible promissory note	$ 700,000	$ 663,628	$ 417,055
1800 Diagonal Lending LLC [Member]
Schedule of Convertible Debentures [Line Items]
Convertible promissory note	187,041	174,564
Helena Global Investment Opportunities 1 Ltd [Member]
Schedule of Convertible Debentures [Line Items]
Convertible promissory note	1,080,411
Convertible Promissory Note [Member]
Schedule of Convertible Debentures [Line Items]
Convertible promissory note	1,967,453	838,192
Convertible Debt [Member]
Schedule of Convertible Debentures [Line Items]
Less: Current portion of convertible debentures, net of debt discount/premium	(1,967,453)	(838,192)	(326,005)
Convertible debentures, net of current portion, net of debt discount			$ 685,161